RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - NOTIONAL PRINCIPAL OR QUANTITY INFORMATION (Details) MMcf in Thousands, ¥ in Millions, £ in Millions, CAD in Millions, $ in Millions	Jun. 30, 2016 JPY (¥) MWh MMBbls MMcf	Jun. 30, 2016 USD ($) MWh MMBbls MMcf	Jun. 30, 2016 GBP (£) MWh MMBbls MMcf	Jun. 30, 2016 CAD MWh MMBbls MMcf	Dec. 31, 2015 USD ($) MWh MMBbls MMcf	Dec. 31, 2015 GBP (£) MWh MMBbls MMcf	Dec. 31, 2015 CAD MWh MMBbls MMcf
Foreign exchange contracts - United States, GBP dollar of Japanese yen forwards - purchase
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016		$ 473	£ 26		$ 172	£ 70
2017		413	77		413	77
2018		2	6		2	6
2019	¥ 32,662	2			2
2020 | $		2			2
Foreign exchange contracts - United States dollar or GBP forwards - sell
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016 | $		2,134			3,059
2017 | $		3,395			3,213
2018 | $		2,756			3,133
2019		2,943	89		2,630	89
2020		2,722	25		2,303	25
Thereafter		$ 787	£ 144		$ 787	£ 144
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016				CAD 4,207			CAD 8,382
2017				7,343			7,604
2018				4,352			4,536
2019				1,497			1,574
2020				149			156
Thereafter				394			406
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016				4,183			4,291
2017				3,282			3,371
2018				1,906			1,960
2019				763			773
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016				49			51
2017				48			CAD 48
2018				CAD 40
Commodity contracts | Natural gas
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016 | MMcf	(76)	(76)	(76)	(76)	(126)	(126)	(126)
2017 | MMcf	(87)	(87)	(87)	(87)	(209)	(209)	(209)
2018 | MMcf	(33)	(33)	(33)	(33)	(17)	(17)	(17)
2019 | MMcf	(7)	(7)	(7)	(7)	2	2	2
2020 | MMcf	(6)	(6)	(6)	(6)	1	1	1
Thereafter | MMcf	(6)	(6)	(6)	(6)
Commodity contracts | Crude oil
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016 | MMBbls	(1)	(1)	(1)	(1)	(6)	(6)	(6)
2017 | MMBbls	(19)	(19)	(19)	(19)	(17)	(17)	(17)
2018 | MMBbls	(9)	(9)	(9)	(9)	(9)	(9)	(9)
Commodity contracts | NGL
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016 | MMBbls	(5)	(5)	(5)	(5)	(5)	(5)	(5)
2017 | MMBbls					1	1	1
Commodity contracts | Power
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016 | MWh	42	42	42	42	40	40	40
2017 | MWh	40	40	40	40	40	40	40
2018 | MWh	30	30	30	30	30	30	30
2019 | MWh	31	31	31	31	31	31	31
2020 | MWh	35	35	35	35	35	35	35
Thereafter | MWh	(35)	(35)	(35)	(35)	(35)	(35)	(35)